Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss		$ (8,330)	$ (8,214)	$ (5,243)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation				355
Issuance of common stock under the promissory note		113
Changes in assets and liabilities:
Prepayments and other assets		(210)	227	62
Accounts payable		(274)	2,499	(858)
Due to related parties		3,447	1,277	2,672
Accrued and other liabilities		108	(167)	176
Net cash provided by / (used in) operating activities		5,661	(2,203)	3,677
Cash flows from investing activities:
Net cash used in investing activities		(517)	(99)
Cash flows from financing activities:
Gross proceeds from issuance of common stock		354	315	4,800
Common stock offering costs		(23)	(407)	(414)
Net cash provided by / (used in) financing activities		(4,172)	(187)	(2,767)
Net increase / (decrease) in cash and cash equivalents and restricted cash		972	(2,489)	910
Cash and cash equivalents and restricted cash at the beginning of the year		4,204	6,693	5,783
Cash and cash equivalents and restricted cash at end of the year		5,176	4,204	6,693
SUPPLEMENTAL INFORMATION:
Cash paid for interest		5,163	4,283	2,549
Non-cash financing activities - increase in promissory note				2,500
Non-cash financing activities - issuance of common stock under the promissory note		113
Unpaid portion for Common stock offering costs		57
Parent Company [Member]
Cash flows from operating activities:
Net loss		(8,330)	(8,214)	(5,243)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation				355
Equity in loss of subsidiaries	[1]	5,653	5,685	2,049
Issuance of common stock under the promissory note		113
Changes in assets and liabilities:
Due from related parties		1,882	(206)	(572)
Prepayments and other assets		27	13	(77)
Accounts payable		33	182	(34)
Due to related parties				1,678
Accrued and other liabilities		275	(46)	22
Net cash provided by / (used in) operating activities		(347)	(2,586)	(1,822)
Cash flows from investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Gross proceeds from issuance of common stock		354	315	4,800
Common stock offering costs		(23)	(407)	(414)
Net cash provided by / (used in) financing activities		331	(92)	4,386
Net increase / (decrease) in cash and cash equivalents and restricted cash		(16)	(2,678)	2,564
Cash and cash equivalents and restricted cash at the beginning of the year		17	2,695	131
Cash and cash equivalents and restricted cash at end of the year		1	17	2,695
SUPPLEMENTAL INFORMATION:
Cash paid for interest			174	69
Non-cash financing activities - increase in promissory note				2,500
Non-cash financing activities - issuance of common stock under the promissory note		113
Unpaid portion for Common stock offering costs		$ 57

[1]	Eliminated in consolidation